STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - 401(k) PROFIT SHARING PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employer	$ 5,320,207
Participant	15,159,282
Rollover	4,638,619
Total contributions	25,118,108
Investment Income
Net appreciation in fair value of investments	21,623,635
Interest and dividends	1,802,962
Total net investment income	23,426,597
Interest income on notes receivable from participants	288,796
Total additions	48,833,501
DEDUCTIONS
Benefits paid to participants	(14,110,621)
Administrative expenses	(204,638)
Total deductions	(14,315,259)
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	34,518,242
NET ASSETS AVAILABLE FOR BENEFITS - Beginning of year	216,834,588
NET ASSETS AVAILABLE FOR BENEFITS - End of year	$ 251,352,830